Consolidated income statement of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [LineItems]
Insurance revenue	€ 9,841	€ 10,386	€ 11,251
Insurance service expenses	(9,790)	(10,226)	(11,097)
Net income / (expenses) on reinsurance held	325	182	275
Insurance service result	376	342	430
Interest revenue on financial instruments measured at FVPL	823	826	624
Impairment (losses) / reversals	229	90	121
Net reinsurance finance income / (expenses) on reinsurance held	611	699	599
Interest expense	(190)	(182)	(182)
Total net investment result	139	(139)	329
Fee and commission income	2,378	2,163	2,272
Other operating expenses	(2,961)	(3,000)	(2,786)
Other income / (charges)	145	(57)	341
Other result	(438)	(894)	(173)
Result before share in profit / (loss) of joint ventures, associates and tax	77	(691)	585
Share in profit / (loss) of joint ventures	238	196	252
Share in profit / (loss) of associates	345	103	(11)
Result before tax from continuing operations	660	(391)	827
Income tax (expense) / benefit	16	209	(71)
Net result from continuing operations	676	(182)	756
Net result from discontinued operations	0	(17)	(1,296)
Net result from continuing and discontinued operations	676	(199)	(540)
Net income/ (loss) attributes to:
Owners of Aegon Ltd.	688	(179)	(570)
Non-controlling interests	€ (12)	€ (20)	€ 29
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share	€ 0.37	€ (0.12)	€ (0.3)
Diluted earnings per common share	0.37	(0.12)	(0.3)
Basic earnings per common share from continuing operations	0.37	(0.11)	0.34
Diluted earnings per common share from continuing operations	€ 0.37	€ (0.11)	€ 0.34
Financing Net Investment Result [Member]
Statement [LineItems]
Interest expense	€ (190)	€ (182)	€ (182)
Other financing income	0	0	5
Total net investment result	(190)	(182)	(178)
Other Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method	605	599	409
Interest revenue on financial instruments measured at FVPL	186	89	49
Other investment income	729	550	411
Results from financial transactions	7,634	6,929	(10,656)
Impairment (losses) / reversals	(47)	(33)	(43)
Insurance finance income / (expenses)	(8,781)	(7,851)	9,808
Interest expense	(32)	(45)	(3)
Total net investment result	294	238	(26)
Insurance Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method	2,720	2,738	2,898
Interest revenue on financial instruments measured at FVPL	637	737	575
Other investment income	1,340	1,283	1,153
Results from financial transactions	11,593	12,302	(29,505)
Impairment (losses) / reversals	(190)	(86)	(95)
Insurance finance income / (expenses)	(16,506)	(17,650)	25,005
Net reinsurance finance income / (expenses) on reinsurance held	611	699	599
Interest expense	(171)	(218)	(97)
Total net investment result	€ 34	€ (196)	€ 532
Common share B [member]
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share	€ 0.01	€ 0	€ (0.01)
Diluted earnings per common share	0.01	0	(0.01)
Basic earnings per common share from continuing operations	0.01	0	0.01
Diluted earnings per common share from continuing operations	€ 0.01	€ 0	€ 0.01
Aegon Ltd. [member]
Statement [LineItems]
Other investment income	€ 86	€ 88
Total revenues	86	88
Results from financial transactions	1	21
Total income	87	108
Commissions and expenses	95	104
Interest charges and related fees	129	137
Total charges	224	241
Result before tax from continuing operations	(137)	(133)
Income tax (expense) / benefit	19	19
Net result from continuing operations	688	(179)
Net result from continuing and discontinued operations	(118)	(114)
Net result group companies	806	(65)
Net income/ (loss) attributes to:
Owners of Aegon Ltd.	€ 688	€ (179)	€ (569)